AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON  JANUARY 26, 1998

                                                         FILE NO. 333-00999

                                                                   811-7541

---------------------------------------------------------------------------
---------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                     -----------------------------------

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      POST-EFFECTIVE AMENDMENT NO. 2  /X/

                                    AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             AMENDMENT NO. 4  /X/

           -------------------------------------------------------

                         GLENBROOK LIFE MULTI-MANAGER
                              VARIABLE ACCOUNT
                          (Exact Name of Registrant)

                      GLENBROOK LIFE AND ANNUITY COMPANY
                              (Name of Depositor)

                              MICHAEL J. VELOTTA
                VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                      GLENBROOK LIFE AND ANNUITY COMPANY
                              3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                 847/402-2400
               (Name and Complete Address of Agent for Service)
           -------------------------------------------------------

COPIES TO:

DAVID E. STONE, ESQUIRE              JOHN R. HEDRICK, ESQUIRE
GLENBROOK LIFE AND ANNUITY COMPANY   ALLSTATE LIFE FINANCIAL SERVICES,INC.
3100 SANDERS ROAD,                   3100 SANDERS ROAD,
SUITE J5B                            SUITE J5B
NORTHBROOK, IL 60062                 NORTHBROOK, IL 60062

                                   ----------

                    -----------------------------------


             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on January 26, 1998 pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(i) of Rule 485


/ /  on (date) pursuant to paragraph (a)(i) of Rule 485

/ /  75 days after filing pursuant to paragraph (a)(ii) of Rule 485

                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE SHEET


Pursuant to Rule 495(a) under the Securities Act of 1933.



ITEM OF FORM N-4                        PROSPECTUS CAPTION
---------------------------------------------------------------------------

Part A: INFORMATION REQUIRED IN A PROSPECTUS

1.   Cover Page                         Cover Page
2.   Definitions                        Glossary
3.   Synopsis                           Highlights; Summary of Variable
                                        Account Expenses
4.   Condensed Financial                --
     (a)  Chart                         Not Applicable
     (b)  MM Yield                      Not Applicable
     (c)  Location of Others            Financial Statements
5.   General                            --
     (a)  Depositor                     Glenbrook Life and Annuity Company
     (b)  Registrant                    The Variable Account
     (c)  Portfolio Company             The Funds;
     (d)  Fund Prospectus               The Funds;
     (e)  Voting Rights                 Voting Rights
     (f)  Administrators                Charges & Other Deductions
                                        Contract Maintenance Charge
6.   Deductions & Expenses              Charges & Other Deductions
     (a)  General                       Charges & Other Deductions
     (b)  Sales Load Percent            Withdrawal Charge
     (c)  Special Purchase Plans        Not Applicable
     (d)  Commissions                   Distribution of the Contracts
     (e)  Expenses - Registrant         Charges & Other Deductions
     (f)  Fund Expenses                 Summary of Variable Account
                                        Expenses; Fund Expenses
     (g)  Organizational Expenses       Not Applicable
7.   Contracts                          --
     (a)  Persons with Rights           Benefits under the Contract;
                                        Payout Start Date for Income
                                        Payments; Voting Rights;
                                        Assignments; Beneficiary
     (b) (i)   Allocation of Purchase
               Payments                 Allocation of Purchase Payments
         (ii)  Transfers                Transfers among Investment
                                        Alternatives
         (iii) Exchanges                Not Applicable
     (c)  Changes                       Modification
     (d)  Inquiries                     Customer Inquiries
8.   Annuity Period                     Payout Start Date for Income
                                        Payments
     (a)  Material Factors              Variable Account Income Payments;
                                        Fixed Amount Income Payments
     (b)  Dates                         Payout Start Date for Income
                                        Payments
     (c)  Frequency, duration & level   Variable Account Income Payments
                                        Fixed Amount Income Payments
     (d)  AIR                           Amount of Variable Annuity Income
                                        Payments
     (e)  Minimum                       Amount of Variable Annuity Income

                                        Payments
     (f)  -- Change Options             Transfers among Investment
                                        Alternatives
          -- Transfer                   --
9.   Death Benefit                      Death Benefits; Death Benefit
                                        Amount

10.  Purchases & Contract Value         --
     (a)  Purchases                     Purchase of the Contracts:
                                        Crediting of Initial Purchase
                                        Payment
     (b)  Valuation                     Accumulation Units; Accumulation
                                        Unit Value
     (c)  Daily Calculation             Accumulation Units; Accumulation
                                        Unit Value; Allocation of Purchase
                                        Payments
     (d)  Underwriter                   Distribution of the Contracts

11.  Redemptions                        --
     (a)  -- By Owners                  Withdrawals
     (b)  -- By Annuitant               Income Plans
     (c)  Texas ORP                     Not Applicable
     (d)  Lapse                         Not Applicable
     (e)  Free Look                     Highlights
12.  Taxes                              Federal Tax Matters
13.  Legal Proceedings                  Not Applicable
14.  SAI Table of Contents              SAI Table of Contents

Part B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page                         Cover Page
16.  Table of Contents                  Table of Contents
17.  General Information & History      --
     (a)  Depositor's Name              Glenbrook Life and Annuity Company
     (b)  Assets of Sub-account         The Variable Account
     (c)  Control of Depositor          Glenbrook Life and Annuity Company
18.  Services                           --
     (a)  Fees & Expenses of
          Registrant                    Contract Maintenance Charge
     (b)  Management Contracts          Contract Maintenance Charge;
                                        Distribution of the Contracts
     (c)  Custodian                     SAI: Safekeeping of the Variable
          Independent Public            Account's Assets Experts
          Accountant
     (d)  Assets of Registrant          SAI: Safekeeping of the Variable
                                        Account Assets
     (e)  Affiliated Persons            Not Applicable
     (f)  Principal Underwriter         Distribution of the Contracts
19.  Purchase of Securities Being
     Offered                            --
     (a)  Offering                      SAI: Purchase of Contracts
     (b)  Sales load                    Distribution of the Contracts
20.  Underwriters                       --
     (a)  Principal Underwriter         Distribution of the Contracts
     (b)  Continuous offering           SAI: Purchase of Contracts
     (c)  Commissions                   Distribution of the Contracts
     (d)  Unaffiliated Underwriters     N/A
21.  Calculation of Performance Data    SAI: Performance Data
22.  Annuity Payments                   Income Payments
23.  Financial Statements               --

     (a)  Financial Statements of
          Registrant                    SAI: Not Applicable
     (b)  Financial Statements of
          Depositor                     Glenbrook Life and Annuity
                                        Company Financial Statements

Part C: OTHER INFORMATION

24a. Financial Statements               Part C. Financial Statements
24b. Exhibits                           Part C. Exhibits
25.  Directors and Officers             Part C. Directors & Officers of
                                        Depositor
26.  Persons Controlled By or
     Under Common Control with
     Depositor or Registrant            Part C. Persons Controlled by or
                                        UnderCommon Control with Depositor
                                        or Registrant
27.  Number of Contract Owners          Part C. Number of Contract Owners
28.  Indemnification                    Part C. Indemnification
29a. Relationship of Principal
     Underwriter to Other
     Investment Companies               Part C. Relationship of Principal
                                        Underwriter to Other Investment
                                        Companies
29b. Principal Underwriters             Part C. Principal Underwriters
29c. Compensation of Underwriter        Part C. Compensation of Allstate
                                        Life Financial Services, Inc.
30.  Location of Accounts and Records   Part C. Location of Accounts and
                                        Records
31.  Management Services                Part C. Management Services
32.  Undertakings                       Part C. Undertakings

PART A

The Registrant hereby incorporates by reference into Part A of this Post-effective Amendment No. 2, the Prospectus contained in Post-effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-00999), as filed electronically on May 1, 1997.

               SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1997
                       OF GLENBROOK LIFE MULTI-MANAGER
                              VARIABLE  ACCOUNT




GLENBROOK LIFE AND ANNUITY COMPANY HAS ADDED TEN NEW VARIABLE SUB-ACCOUNTS TO ITS GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT. THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS FOR THE GLENBROOK LIFE
MULTI-MANAGER VARIABLE ACCOUNT:

UNDER "INVESTMENT ALTERNATIVES" PAGE 5:

-    AIM Variable Insurance Funds, Inc. ("AIM Fund")


The AIM Fund has eight available Portfolios: (1) AIM V.I. Capital
Appreciation Fund (2) AIM V.I. Growth and Income Fund (3) AIM V.I. Global Utilities Fund (4) AIM V.I. Diversified Income Fund (5) AIM V.I. Government Securities Fund (6) AIM V.I. Growth Fund (7) AIM V.I. International Equity Fund and (8) AIM V.I. Value Fund.

The Dreyfus Funds have added the following new Portfolio: Dreyfus Stock Index Fund.

The Fidelity Funds have added the following new Portfolio: VIP
Equity-Income Portfolio.


UNDER "FUND EXPENSES"  PAGE 7:


                       (AS A PERCENTAGE OF FUND ASSETS)


                                                                                     TOTAL
                                                                                      FUND
                                                     MANAGEMENT       OTHER         ANNUAL
Portfolio                                               FEES         EXPENSES      EXPENSES
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      0.64%          0.09%          0.73%
AIM V.I. Growth and Income Fund                         0.65%          0.13%          0.78%
AIM V.I. Global Utilities Fund*                         0.65%          0.90%          1.55%
AIM V.I. Diversified Income Fund                        0.60%          0.26%          0.86%
AIM V.I. Government Securities Fund                     0.50%          0.41%          0.91%
AIM V.I. Growth Fund                                    0.65%          0.13%          0.78%
AIM V.I. International Equity Fund                      0.75%          0.21%          0.96%
AIM V.I. Value Fund                                     0.64%          0.09%          0.73%
Dreyfus Stock Index Fund                                0.25%          0.05%          0.30%
VIP Equity-Income Portfolio                             0.51%          0.07%          0.58%


* Management fees reflect current agreements.


UNDER "EXAMPLE"  PAGE 7:

You (the Owner) would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

If You terminate your Contract or annuitize for a specified period of less than 120 months at the end of the applicable time period:

(WITH ENHANCED DEATH BENEFIT PROVISION)

PORTFOLIO                                                          ONE YEAR    THREE YEARS
---------                                                          --------    -----------
AIM V.I. Capital Appreciation Fund                                      $78           $118
AIM V.I. Growth and Income Fund                                         $82           $131
AIM V.I. Global Utilities Fund                                          $85           $140
AIM V.I. Diversified Income Fund                                        $79           $122
AIM V.I. Government Securities Fund                                     $82           $131
AIM V.I. Growth Fund                                                    $79           $121
AIM V.I. International Equity Fund                                      $82           $130
AIM V.I. Value Fund                                                     $78           $118
Dreyfus Stock Index Fund                                                $70           $101
VIP Equity-Income Portfolio                                             $73           $110

(WITHOUT ENHANCED DEATH BENEFIT PROVISION)
PORTFOLIO                                                          ONE YEAR    THREE YEARS
---------                                                          --------    -----------
AIM V.I. Capital Appreciation Fund                                      $76           $113
AIM V.I. Growth and Income Fund                                         $76           $114
AIM V.I. Global Utilities Fund                                          $84           $138
AIM V.I. Diversified Income Fund                                        $77           $117
AIM V.I. Government Securities Fund                                     $78           $118
AIM V.I. Growth Fund                                                    $76           $114
AIM V.I. International Equity Fund                                      $78           $120
AIM V.I. Value Fund                                                     $76           $113
Dreyfus Stock Index Fund                                                $69            $98
VIP Equity-Income Portfolio                                             $72           $107

If You do not terminate your Contract or if You annuitize for a specified period of 120 months or more at the end of the applicable time period:


(WITH ENHANCED DEATH BENEFIT PROVISION)
PORTFOLIO                                                          ONE YEAR    THREE YEARS
---------                                                          --------    -----------
AIM V.I. Capital Appreciation Fund                                      $24            $73
AIM V.I. Growth and Income Fund                                         $28            $86
AIM V.I. Global Utilities Fund                                          $31            $95
AIM V.I. Diversified Income Fund                                        $25            $77
AIM V.I. Government Securities Fund                                     $28            $86
AIM V.I. Growth Fund                                                    $25            $76
AIM V.I. International Equity Fund                                      $28            $85
AIM V.I. Value Fund                                                     $24            $73
Dreyfus Stock Index Fund                                                $19            $59
VIP Equity-Income Portfolio                                             $22            $68


(WITHOUT ENHANCED DEATH BENEFIT PROVISION)
PORTFOLIO                                                          ONE YEAR    THREE YEARS
---------                                                          --------    -----------
AIM V.I. Capital Appreciation Fund                                      $22            $68
AIM V.I. Growth and Income Fund                                         $22            $69
AIM V.I. Global Utilities Fund                                          $30            $93
AIM V.I. Diversified Income Fund                                        $23            $72
AIM V.I. Government Securities Fund                                     $24            $73
AIM V.I. Growth Fund                                                    $22            $69
AIM V.I. International Equity Fund                                      $24            $75
AIM V.I. Value Fund                                                     $22            $68
Dreyfus Stock Index Fund                                                $18            $56
VIP Equity-Income Portfolio                                             $21            $65


UNDER "THE FUNDS"  PAGES 10 - 11:

II. DREYFUS FUNDS

- DREYFUS STOCK INDEX FUND - seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

III. FIDELITY FUNDS

- VIP EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. When choosing the Portfolio's investments, Fidelity Management & Research Company also considers the potential for capital appreciation. The Portfolio seeks to achieve a yield that beats that of the S&P 500.

VI. AIM FUND

- AIM V.I. CAPITAL APPRECIATION FUND - is a diversified Portfolio which seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

- AIM V.I. DIVERSIFIED INCOME FUND - is a diversified Portfolio which seeks to achieve a high level of current income primarily by investing in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). The risks of investing in junk bonds are described in the accompanying prospectus for the Portfolio, which should be read carefully before investing.

- AIM V.I. GLOBAL UTILITIES FUND - is a non-diversified Portfolio which seeks to achieve a high level of current income and, as a secondary objective, to achieve capital appreciation, by investing primarily in common and preferred stocks of public utility companies (either domestic or foreign).

- AIM V.I. GOVERNMENT SECURITIES FUND - is a diversified Portfolio which seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government.

- AIM V.I. GROWTH FUND - is a diversified Portfolio which seeks to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by A I M Advisors, Inc. ("AIM") to have strong earnings momentum.

- AIM V.I. GROWTH AND INCOME FUND - is a diversified Portfolio which seeks to provide growth of capital, with current income as a secondary objective by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income.

- AIM V.I. INTERNATIONAL EQUITY FUND - is a diversified Portfolio which seeks to provide long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

- AIM V.I. VALUE FUND - is a diversified Portfolio which seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.


AIM serves as the investment advisor to the AIM Fund. AIM was organized in 1976 and, together with its domestic subsidiaries, manages or advises over 50 investment company portfolios (including the Portfolios listed above) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc.


THE FOLLOWING INFORMATION IS ADDED TO THE FEDERAL TAX MATTERS SECTION OF YOUR PROSPECTUS, PAGE 21.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

Please retain this Supplement for future reference.




January 26, 1998

                             PART B

     Registrant hereby incorporates by reference into Part B of this Post-Effective Amendment No. 2 the Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-00999), as filed electronically on May 1, 1997, except that the discussion under the heading "Financial Statements" is amended to read as follows:

     The Company's unaudited financial statements for the third quarter ended September 30, 1997 are incorporated herein by reference to the Company's Form 10-Q Report for that period (File No. 33-91916), a copy of which accompanies this Statement of Additional Information. Audited financial statements of the Company for 1996 begin on page F-1 of the Prospectus.

     No audited financial statements of the Glenbrook Life Multi-Manager Variable Account are included herein because the Variable Account had no material operations during the year ended December 31, 1997, and the incremental benefit to Contract holders of preparing such financial statements does not justify the additional cost that would be incurred.

                                    PART C

                              OTHER INFORMATION

24a.  FINANCIAL STATEMENTS


PART A: Glenbrook Life and Annuity Company ("GLAC") Financial Statements and Financial Statement Schedules are contained in Part A of this Registration Statement. GLAC's 10-Q Report for the third quarter ended September 30, 1997 accompanies the Statement of Additional Information.



PART B: No audited financial statements of Glenbrook Life Multi-Manager Variable Account are included herein because the Variable Account had no material operations during the year ended December 31, 1997, and the incremental benefit to Contract holders of preparing such financial statements does not justify the additional cost that would be incurred.


24b.  EXHIBITS

The following exhibits:

     The following exhibits correspond to those required by paragraph (b) of Item 24 as to exhibits in Form N-4:

     (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Multi Manager Variable Account*

     (2)  Not Applicable

     (3)  Underwriting Agreement**

     (4)  Specimen Contract**

     (5)  Application for a Contract**

     (6)  (a)  Certificate of Incorporation of Glenbrook Life and Annuity
               Company***
          (b)  By-laws of Glenbrook Life and Annuity Company***

     (7)  Reinsurance Agreement***

     (8)  Participation Agreement**

     (9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company**

     (10) (a)  Consent of Accountants*****
          (b)  Consent of Attorneys****

     (11) Not applicable

     (12) Not applicable

     (13) Not applicable

     (14) Not applicable

     (15) Powers of Attorney****

---------------

* Previously filed and incorporated by reference with Depositor's Form N-4 Registration Statement No. 333-00999 dated February 12, 1996.
** Previously filed and incorporated by reference with Depositor's Form N-4 Registration Statement No. 333-00999 dated August 22, 1996.
*** Previously filed and incorporated by reference, with Depositor's Form S-1 Registration Statement No. 333-07275 dated June 28, 1996.
**** Previously filed and incorporated by reference, with Depositor's Form
     N-4 Registration Statement No. 333-00999 dated May 1, 1997.


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL            POSITION AND OFFICE WITH DEPOSITOR
BUSINESS ADDRESS              OF THE TRUST
------------------            -----------------------------------

Louis G. Lower, II            Chairman of the Board and Chief Executive
                              Officer
Michael J. Velotta            Vice President, Secretary, General Counsel
                                and Director
Peter H. Heckman              President, Chief Operating Officer and
                                Director
Marla G. Friedman             Vice President
Kevin R. Slawin               Vice President
G. Craig Whitehead            Senior Vice President and Director
John R. Hunter                Director
James P. Zils                 Treasurer
Casey J. Sylla                Chief Investment Officer
Sarah R. Donahue              Assistant Vice President
Emma M. Kalaidjian            Assistant Secretary
Paul N. Kierig                Assistant Secretary
Mary J. McGinn                Assistant Secretary
Keith A. Hauschildt           Assistant Vice President and Controller
Robert N. Roeters             Assistant Vice President
Theodore A. Schnell           Assistant Treasurer
Steven E. Shebik              Assistant Treasurer
Brenda D. Sneed               Assistant Secretary and Assistant General
                                Counsel
C. Nelson Strom               Assistant Vice President and Corporate
                                Actuary

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
REGISTRANT

     See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS

     1

28.  INDEMNIFICATION

     The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Distributor), provides for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of Glenbrook Life and Annuity Company ("Registrant"), Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered. Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29a. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES


     Glenbrook Life and Annuity Company Separate Account A
     Glenbrook Life and Annuity Company Variable Annuity Account
     Allstate Life of New York Separate Account A
     Glenbrook Life Variable Life Separate Account A


29b. PRINCIPAL UNDERWRITER


NAME AND PRINCIPAL BUSINESS             ALLSTATE LIFE FINANCIAL
ADDRESS OF EACH SUCH PERSON             SERVICES, INC. ("ALFS")
---------------------------             -----------------------

Louis G. Lower, II                      Director
Kevin R. Slawin                         Director
Michael J. Velotta                      Director and Secretary

John R. Hunter                          President and Chief Executive
                                         Officer
Diane Bellas                            Vice President and Controller
Karen C. Gardner                        Vice President
Andrea J. Schur                         Vice President
Brent H. Hamann                         Vice President
James P. Zils                           Treasurer
John R. Hedrick                         General Counsel and Assistant
                                         Secretary
Lisa A. Burnell                         Assistant Vice President and
                                         Compliance Officer
Robert N. Roeters                       Assistant Vice President
Emma M. Kalaidjian                      Assistant Secretary
Nancy M. Bufalino                       Assistant Treasurer
Brenda D. Sneed                         Assistant Secretary


The principal address of ALFS is 3100 Sanders Road, Northbrook, Illinois

29c. COMPENSATION OF ALLSTATE LIFE FINANCIAL SERVICES, INC.

     None

30.  LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, IL 60062.

     The Underwriter, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

     None

32.  UNDERTAKINGS

     The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of Additional Information or a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATION PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

     The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATIONS REGARDING CONTRACT EXPENSE

     Glenbrook Life and Annuity Company ("Glenbrook Life") represents that the fees and charges deducted under the Individual and Group Flexible Premium Deferred Variable Annuity Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940, the registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 23rd day of January, 1998.


                 GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (Registrant)

                              By:  GLENBROOK LIFE AND ANNUITY COMPANY
                                             (Depositor)

(SEAL)
Attest:   /s/BRENDA D. SNEED            By:  /s/MICHAEL J. VELOTTA
          -------------------------          ------------------------------
          Brenda D. Sneed                    Michael J. Velotta
          Assistant Secretary                Vice President, Secretary and
          and Assistant General              General Counsel
          Counsel


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 23rd day of January, 1998.



*/LOUIS G. LOWER, II               Chairman of the Board of Directors and
------------------------------     Chief Executive Officer
Louis G. Lower, II                 (Principal Executive Officer)

/s/MICHAEL J. VELOTTA              Vice President, Secretary, General
------------------------------     Counsel and Director
Michael J. Velotta

*/PETER H. HECKMAN                 President, Chief Operating Officer
------------------------------     and Director
Peter H. Heckman

*/JOHN R. HUNTER                   Director
------------------------------
John R. Hunter

*/KEVIN R. SLAWIN                  Vice President
------------------------------     (Principal Financial Officer)
Kevin R. Slawin

*/MARLA G. FRIEDMAN                Senior Vice President
------------------------------

Marla G. Friedman

*/G. CRAIG WHITEHEAD               Senior Vice President and Director
------------------------------
G. Craig Whitehead

*/JAMES P. ZILS                    Treasurer
------------------------------
James P. Zils

*/CASEY J. SYLLA                   Chief Investment Officer
------------------------------
Casey J. Sylla

**/KEITH A. HAUSCHILDT             Assistant Vice President and Controller
------------------------------     (Principal Accounting Officer)
Keith A. Hauschildt



 */ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.
**/  By Michael J. Velotta, pursuant to Power of Attorney, filed herewith.